PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
PROPERTY, PLANT AND EQUIPMENT

6.    PROPERTY AND EQUIPMENT

The following table presents the changes in cost and accumulated depreciation of GFL’s property and equipment for the periods indicated:

	Land,			Machinery
	buildings and			and	Assets under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2019	$613.8	$765.9	$1,061.2	$500.9	$121.5	$207.0	$161.5	$3,431.8
Additions	73.2	92.6	164.8	119.2	21.3	43.5	40.7	555.3
Acquisitions via business combinations	560.0	897.7	455.0	291.3	5.0	172.1	23.4	2,404.5
Disposals	(2.9)	—	(18.2)	(10.7)	—	(3.8)	(20.6)	(56.2)
Transfers	31.0	5.0	(0.3)	28.0	(63.5)	(0.2)	—	—
Changes in foreign exchange	(28.8)	(55.1)	(31.1)	(16.0)	(1.0)	(11.9)	(1.5)	(145.4)
Balance, December 31, 2020	1,246.3	1,706.1	1,631.4	912.7	83.3	406.7	203.5	6,190.0

Balance, December 31, 2020	1,246.3	1,706.1	1,631.4	912.7	83.3	406.7	203.5	6,190.0
Additions	56.1	197.2	286.8	167.2	24.7	79.4	179.3	990.7
Acquisitions via business combinations	226.1	382.5	180.9	85.4	6.2	74.4	44.6	1,000.1
Adjustments for prior year acquisitions	—	14.8	9.9	0.5	—	—	—	25.2
Disposals	(49.8)	(58.9)	(36.9)	(40.9)	(1.0)	(10.8)	(78.3)	(276.6)
Transfers	7.3	19.4	13.0	5.7	(45.5)	0.2	(0.3)	(0.2)
Changes in foreign exchange	(3.3)	(4.1)	(3.1)	(1.6)	1.6	(0.6)	(0.1)	(11.2)
Balance, December 31, 2021	1,482.7	2,257.0	2,082.0	1,129.0	69.3	549.3	348.7	7,918.0

Accumulated depreciation
Balance, December 31, 2019	26.8	162.2	206.6	109.6	—	55.2	21.3	581.7
Depreciation	32.6	111.9	224.7	122.6	—	49.3	37.8	578.9
Disposals	(0.2)	—	(10.2)	(2.2)	—	(3.1)	(4.1)	(19.8)
Changes in foreign exchange	(1.2)	(8.4)	(9.3)	(3.1)	—	(2.8)	(0.8)	(25.6)
Balance, December 31, 2020	58.0	265.7	411.8	226.9	—	98.6	54.2	1,115.2

Balance, December 31, 2020	58.0	265.7	411.8	226.9	—	98.6	54.2	1,115.2
Depreciation	51.7	230.4	291.5	178.2	—	69.4	55.7	876.9
Disposals	(2.8)	(22.3)	(25.2)	(16.5)	—	(5.3)	(15.8)	(87.9)
Changes in foreign exchange	0.2	1.1	0.9	0.6	—	0.3	0.1	3.2
Balance, December 31, 2021	107.1	474.9	679.0	389.2	—	163.0	94.2	1,907.4

Carrying amounts
At December 31, 2020	$1,188.3	$1,440.4	$1,219.6	$685.8	$83.3	$308.1	$149.3	$5,074.8
Balance, December 31, 2021	$1,375.6	$1,782.1	$1,403.0	$739.8	$69.3	$386.3	$254.5	$6,010.6

For the year  ended December 31, 2021, total depreciation of property and equipment was $931.8 million ($810.6 million for the year ended December 31, 2020). Depreciation of property and equipment for the year ended December 31, 2021 was comprised of $876.9 million ($578.9 million for the year ended December 31, 2020) of depreciation shown above and $54.9 million ($231.7 million for the year ended December 31, 2020) of depreciation expense due to the difference between the ARO calculated using the credit-adjusted, risk-free discount rate required for measurement of the ARO through purchase accounting, compared to the risk-free discount rate required for annual valuations. Of the total depreciation for the year ended December 31, 2021, $901.9 million was included in cost of sales ($785.1 million for the year ended December 31, 2020) and $29.9 million was included in selling, general and administrative expenses ($25.5 million for the year ended December 31, 2020).